GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Abstract]
Beginning Balance	$ 107,625	$ 112,782
Foreign currency translation	(3,163)	(5,157)
Ending Balance	104,462	107,625
Gross goodwill	104,462	107,625
Monee [Member]
Goodwill [Abstract]
Beginning Balance	93,644	98,087
Foreign currency translation	(2,743)	(4,443)
Ending Balance	90,901	93,644
Other Services [Member]
Goodwill [Abstract]
Beginning Balance	13,981	14,695
Foreign currency translation	(420)	(714)
Ending Balance	$ 13,561	$ 13,981